CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS [abstract]
Cash at bank and on hand	¥ 1,108,015				¥ 1,007,156
Term deposits with initial term not more than three months	52,500				352,500
Cash and cash equivalents	1,160,515		$ 178,368	[1]	1,359,656		$ 208,975	[1]	¥ 2,220,803	¥ 1,665,057
Term deposits with initial term of over three months (Note)	108,000	[2]	$ 16,599	[1]	108,000	[2]
Total cash and cash equivalents and short-term deposits	¥ 1,268,515				¥ 1,467,656
Original effective interest rate of term deposits	1.56%		1.56%		1.65%		1.65%

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.
[2]	Note: The original effective interest rate of term deposits was 1.56% per annum (2016: 1.65% per annum).